DERIVATIVE FINANCIAL INSTRUMENTS - Forward Purchase Agreement (Details)		1 Months Ended			12 Months Ended
	Apr. 02, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) D $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
DERIVATIVE FINANCIAL INSTRUMENTS
Issuance of common stock (in shares) | shares						249,037
Change in fair value of forward purchase agreement					$ (971,000)	$ (8,254,390)
Meteora
DERIVATIVE FINANCIAL INSTRUMENTS
Shares deemed free and clear of all obligations | shares	50,592
Forward purchase agreement | Meteora
DERIVATIVE FINANCIAL INSTRUMENTS
Number of shares purchased from redeeming stockholders | shares							101,515
Price per share at which common stock redeemed | $ / shares							$ 363.62
Prepayment amount							$ 36,543,000
Percentage of prepayment shortfall				1.00%			1.00%
Percentage of payment due out of prepayment shortfall				0.50%			0.50%
Receivables of prepayment shortfall							$ 185,000
Consideration equal to product amount							40,000
Amount of additional consideration							$ 455,000
Percentage over product of prepayment amount							0.75%
Payments of original and additional product of prepayment amount							$ 277,000
Brokerage expenses							$ 164,000
Percentage of reduction in prepayment shortfall			0.50%	0.50%
Amount of additional shortfall request			$ 300,000	$ 300,000		$ 300,000
Recovery of an outstanding prepayment shortfall (as percentage)			130.00%	120.00%
Receivables wrote off				$ 185,000
Minimum volume-weighted average price per share | $ / shares			$ 64	$ 64
Shares sold pursuant | shares				0
Gain on forward purchase assets				$ 1,547,236
Shares released from designation as recycled shares | shares			15,625
Maximum number of days to provide written notice to request additional prepayment shortfall			45 days
Number of trading days prior to as additional shortfall request | D			10
Number of times the value of current shares is greater than additional shortfall request | D			7
Number of trading days prior to the average daily value in additional shortfall request | D			10
Number of times the average daily value of shares is greater than additional shortfall request | D			7
Issuance of common stock (in shares) | shares						32,643
Cash proceeds						$ 1,000,000
Number of recycled shares | shares	0
Forward purchase agreement | Meteora | Standby Equity Purchase Agreement [Member]
DERIVATIVE FINANCIAL INSTRUMENTS
Minimum volume-weighted average price per share | $ / shares			$ 32
FPA Termination Agreement | Meteora
DERIVATIVE FINANCIAL INSTRUMENTS
Proceeds from termination of contract	$ 500,000	$ 500,000
Number of recycled shares | shares	0
Deemed amount of prepayment shortfall	$ 0
Change in fair value of forward purchase agreement					$ 971,000